Nature of Operations and Going Concern (Details) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 19, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 29, 2022
Nature of Operations and Going Concern [Line Items]
Gain on discontinued operations			$ 589,292	$ 507,604	$ (784,206)
Wrote down balances of assets and liabilities
Net cash outflow from operating activities		(3,194,676)	$ (375,604)	(6,729,048)	(3,980,365)
Working capital deficit		9,682,542		2,597,230
Accumulated losses		$ (109,288,510)		(103,091,953)	(57,459,061)
First Tower and Fibre Corp. [Member]
Nature of Operations and Going Concern [Line Items]
Percentage of subsidiaries ownership	100.00%
Holigen Limited [Member]
Nature of Operations and Going Concern [Line Items]
Ordinary shares, acquired percentage						100.00%
RPK Biopharma Unipessoal, LDA [Member]
Nature of Operations and Going Concern [Line Items]
Gain on discontinued operations					$ (827,620)
Canmart Ltd. ("Canmart")
Nature of Operations and Going Concern [Line Items]
Gain on discontinued operations				$ 26,013